Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Schedule of company's accounts payable and accrued expenses
The Company’s accounts payable and accrued expenses as of June 30, 2023 and December 31, 2022 p rim
arily consisted of legal accruals.

	June 30, 2023	December 31, 2022
Legal accrual	$4,435,086	$1,705,049
Other payables and expenses	229,453	161,943

	$4,664,539	$1,866,992